Expense Example {- Franklin U.S. Government Money Fund} - Franklin U.S. Government Money Fund-16 - Franklin U.S. Government Money Fund	Nov. 01, 2020 USD ($)
Class A
Expense Example:
1 year	$ 56
3 years	176
5 years	307
10 years	689
Class C
Expense Example:
1 year	222
3 years	381
5 years	660
10 years	1,455
Class R
Expense Example:
1 year	107
3 years	334
5 years	579
10 years	1,283
Class R6
Expense Example:
1 year	49
3 years	167
5 years	296
10 years	$ 671